Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
4.	Related party transactions:

Prior to the acquisition of the Manager on January 27, 2012, the ultimate beneficial owners of the Manager directly and indirectly owned common shares, or common shares and preferred shares, of the Company.

The Company had management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

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Technical Services—The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee did not include certain extraordinary items, as defined in the management agreements.

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Administrative and Strategic Services—The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2013	2012(1)	2011
Technical and other services	$—	$9,700	$135,381
Dry-dock activities included in technical services	—	421	5,855
Other services	—	410	6,202

(1)	Relates to the 26 days prior to acquisition

The Company incurred the following costs with the Manager and other related parties thereto:

	2013	2012	2011
Consulting services	$—	$—	$84
Arrangement fees	6,631	1,790	1,832
Technical service fees advance	—	—	2,947
Transaction fees	3,532	123	369
Reimbursed expenses	72	—	—

Arrangement fees and transaction fees are paid to related parties in connection with debt or lease financing and pursuant to new build contracts, purchase or sale contracts, respectively.

At December 31, 2013, the Company had $56,152,000 (2012—nil) due from GCI of which $54,068,000 is in connection with vessels GCI will acquire pursuant to a right of first refusal which bears interest at 4% per annum. The Company also had $1,614,000 (2012—$1,501,000) due from other related parties included in accounts receivable and $611,000 (2012—nil) due to other related parties included in accounts payable.